PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.4%
Asset-Backed Securities 4.9%
Cayman Islands 2.6%
Anchorage Capital CLO Ltd., Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	1.648%(c)	07/22/32		250	$ 244,504
BlueMountain CLO Ltd., Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	1.687 (c)	08/20/32		250	244,468
HPS Loan Management Ltd., Series 15A-19, Class A1, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)	1.578 (c)	07/22/32		250	245,385
OZLM Ltd., Series 2019-24A, Class A1A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 0.000%)	1.662 (c)	07/20/32		250	244,750
Silver Creek CLO Ltd., Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	1.512 (c)	07/20/30		250	246,043
					1,225,150
Ireland 1.2%
St Paul’s CLO DAC, Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	588,091
United States 1.1%
Oportun Funding XIII LLC, Series 2019-A, Class B, 144A	3.870	08/08/25		100	97,310
PNMAC GMSR Issuer Trust, Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	2.822 (c)	08/25/25		100	95,435
SoFi Alternative Trust, Series 2019-D, Class 1PT, 144A	2.585 (cc)	01/16/46		160	165,791
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	2.972 (c)	06/25/24		150	140,601
					499,137

Total Asset-Backed Securities (cost $2,349,574)					2,312,378

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities 3.7%
Canada 0.0%
Real Estate Asset Liquidity Trust, Series 2020-01A, Class A1, 144A	2.381%(cc)	02/12/55	CAD	25	$ 18,970
United Kingdom 0.6%
Salus European Loan Conduit DAC, Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 6.500%, Floor 1.500%)	1.581 (c)	01/23/29	GBP	200	256,408
United States 3.1%
BX Commercial Mortgage Trust,
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.825 (c)	10/15/36		285	277,176
Series 2020-BXLP, Class G, 144A, 1 Month LIBOR + 2.500% (Cap N/A, Floor 2.500%)	2.675 (c)	12/15/36		399	385,824

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	2.825 (c)	05/15/36		200	193,226
FHLMC Multifamily Structured Pass-Through Certificates,
Series K111, Class X1, IO	1.682 (cc)	05/25/30		400	52,034
Series K113, Class X1, IO	1.490	06/25/30		1,155	133,794

MKT Mortgage Trust, Series 2020-525M, Class F, 144A	2.941 (cc)	02/12/40		250	219,232
Morgan Stanley Capital I Trust, Series 2019-MEAD, Class E, 144A	3.177 (cc)	11/10/36		300	211,176
					1,472,462

Total Commercial Mortgage-Backed Securities (cost $1,857,151)					1,747,840
Corporate Bonds 29.2%
Australia 0.3%
Transurban Finance Co. Pty Ltd., Sr. Sec’d. Notes, EMTN	2.000	08/28/25	EUR	100	123,764
Brazil 0.3%
Petrobras Global Finance BV, Gtd. Notes	5.375	10/01/29	GBP	100	132,965

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
China 1.2%
Aircraft Finance Co. Ltd., Sr. Sec’d. Notes, Series B	4.100%	03/29/26		200	$ 205,636
CNAC HK Finbridge Co. Ltd., Gtd. Notes	1.750	06/14/22	EUR	100	118,538
State Grid Europe Development 2014 PLC, Gtd. Notes, Series A	1.500	01/26/22	EUR	200	239,239
					563,413
France 2.1%
Agence Francaise de Developpement EPIC, Sr. Unsec’d. Notes, EMTN	0.250	06/29/29	EUR	100	120,415
Altice France SA,
Sr. Sec’d. Notes	3.375	01/15/28	EUR	100	115,620
Sr. Sec’d. Notes, 144A	2.500	01/15/25	EUR	100	114,846
Sr. Sec’d. Notes, 144A	3.375	01/15/28	EUR	100	115,620

La Poste SA, Sr. Unsec’d. Notes, EMTN	1.375	04/21/32	EUR	100	126,160
Loxam SAS, Sr. Sub. Notes	5.750	07/15/27	EUR	150	155,480
Regie Autonome des Transports Parisiens, Sr. Unsec’d. Notes, EMTN	0.350	06/20/29	EUR	100	121,086
SNCF Reseau, Sr. Unsec’d. Notes	4.700	06/01/35	CAD	100	100,985
					970,212
Germany 3.3%
Allianz SE, Jr. Sub. Notes	3.375 (ff)	—(rr)	EUR	200	254,957
Commerzbank AG, Sub. Notes, EMTN	7.750	03/16/21	EUR	100	122,742
Deutsche Bahn Finance GmbH, Gtd. Notes, EMTN	1.875	02/13/26	GBP	200	280,637
Techem Verwaltungsgesellschaft 674 mbH, Sr. Sec’d. Notes	6.000	07/30/26	EUR	100	121,918
thyssenkrupp AG, Sr. Unsec’d. Notes	1.375	03/03/22	EUR	200	232,336
Vertical Holdco GmbH, Sr. Unsec’d. Notes, 144A	6.625	07/15/28	EUR	100	118,585
Vertical Midco GmbH, Sr. Sec’d. Notes, 144A	4.375	07/15/27	EUR	100	118,384

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Germany (cont’d.)
Volkswagen International Finance NV,
Gtd. Notes	2.700%(ff)	—(rr)	EUR	100	$ 116,624
Gtd. Notes	4.625 (ff)	—(rr)	EUR	150	185,969
					1,552,152
Hong Kong 0.3%
HKT Capital No 3 Ltd., Gtd. Notes	1.650	04/10/27	EUR	100	124,967
Iceland 0.2%
Landsvirkjun, Gov’t. Gtd. Notes, EMTN	— (p)	07/24/26	EUR	100	114,011
India 0.3%
NTPC Ltd., Sr. Unsec’d. Notes, EMTN	2.750	02/01/27	EUR	100	116,936
Indonesia 0.2%
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A	1.875	11/05/31	EUR	100	113,102
Italy 0.5%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa, Sr. Unsec’d. Notes	1.375	07/20/22	EUR	100	119,476
Assicurazioni Generali SpA, Sub. Notes, EMTN	5.500 (ff)	10/27/47	EUR	100	137,964
					257,440
Kazakhstan 0.2%
Kazakhstan Temir Zholy National Co. JSC,
Gtd. Notes	3.250	12/05/23	CHF	50	57,082
Gtd. Notes	3.638	06/20/22	CHF	50	56,351
					113,433
Luxembourg 1.3%
ARD Finance SA,
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	114,834

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Luxembourg (cont’d.)
ARD Finance SA, (cont’d.)
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	100	$114,834

Matterhorn Telecom SA, Sr. Sec’d. Notes	3.125	09/15/26	EUR	200	228,829
Picard Bondco SA, Gtd. Notes	5.500	11/30/24	EUR	150	174,926
					633,423
Mexico 1.1%
Petroleos Mexicanos, Gtd. Notes	3.625	11/24/25	EUR	500	527,204
Netherlands 1.7%
Nederlandse Waterschapsbank NV, Sr. Unsec’d. Notes, EMTN	5.200	03/31/25	CAD	200	179,053
Nouryon Holding BV, Gtd. Notes	6.500	10/01/26	EUR	150	181,110
United Group BV, Sr. Sec’d. Notes, 144A	3.125	02/15/26	EUR	200	226,166
Ziggo Bond Co. BV, Gtd. Notes, 144A	3.375	02/28/30	EUR	200	225,059
					811,388
Peru 0.3%
Peru Enhanced Pass-Through Finance Ltd., Pass-Through Certificates	1.963 (s)	06/02/25		162	150,825
Poland 0.7%
Bank Gospodarstwa Krajowego, Gov’t. Gtd. Notes	1.625	04/30/28	EUR	250	314,724
Russia 0.6%
Gazprom PJSC Via Gaz Capital SA, Sr. Unsec’d. Notes	2.500	03/21/26	EUR	200	240,296
Russian Railways Via RZD Capital PLC, Sr. Unsec’d. Notes	0.898	10/03/25	CHF	50	53,560
					293,856

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Spain 0.9%
CaixaBank SA, Sub. Notes, EMTN	2.250%(ff)	04/17/30	EUR	200	$ 237,236
Codere Finance 2 Luxembourg SA, Sr. Sec’d. Notes	6.750	11/01/21	EUR	100	72,080
NH Hotel Group SA, Sr. Sec’d. Notes	3.750	10/01/23	EUR	90	95,499
					404,815
Supranational Bank 0.6%
European Bank for Reconstruction & Development, Sr. Unsec’d. Notes, GMTN	6.450	12/13/22	IDR	408,000	27,823
European Investment Bank,
Sr. Unsec’d. Notes, 144A, EMTN	5.400	01/05/45	CAD	100	126,342
Sr. Unsec’d. Notes, EMTN	0.500	10/26/23	AUD	160	113,416
					267,581
United Arab Emirates 0.7%
Abu Dhabi National Energy Co. PJSC, Sr. Unsec’d. Notes, GMTN	2.750	05/02/24	EUR	100	128,540
Emirates NBD Bank PJSC, Sr. Unsec’d. Notes, MTN	4.750	02/09/28	AUD	100	78,644
First Abu Dhabi Bank PJSC, Sr. Unsec’d. Notes, EMTN	4.800	06/01/21	CNH	1,000	145,225
					352,409
United Kingdom 2.1%
Barclays PLC, Sub. Notes, EMTN	2.000 (ff)	02/07/28	EUR	100	117,854
eG Global Finance PLC, Sr. Sec’d. Notes, 144A	6.250	10/30/25	EUR	100	117,230
Natwest Group PLC, Sr. Unsec’d. Notes, EMTN	2.000 (ff)	03/08/23	EUR	100	120,657
Pinewood Finance Co. Ltd., Sr. Sec’d. Notes, 144A	3.250	09/30/25	GBP	100	131,263
Stonegate Pub Co. Financing PLC, Sr. Sec’d. Notes, 144A	8.250	07/31/25	GBP	200	252,032

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United Kingdom (cont’d.)
Tesco PLC, Sr. Unsec’d. Notes, EMTN	5.000%	03/24/23	GBP	80	$ 114,945
Virgin Media Secured Finance PLC, Sr. Sec’d. Notes	5.000	04/15/27	GBP	100	136,510
					990,491
United States 10.3%
Adient Global Holdings Ltd., Gtd. Notes	3.500	08/15/24	EUR	100	108,114
Air Products and Chemicals, Inc., Sr. Unsec’d. Notes, EMTN	0.500	05/05/28	EUR	350	417,581
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	124,941
AT&T, Inc., Sr. Unsec’d. Notes	2.050	05/19/32	EUR	100	127,289
Banff Merger Sub, Inc., Sr. Unsec’d. Notes	8.375	09/01/26	EUR	100	119,968
Bank of America Corp., Sr. Unsec’d. Notes, EMTN	0.589 (s)	05/31/21	EUR	85	119,598
Citigroup, Inc., Sr. Unsec’d. Notes, GMTN	2.210	08/23/22	HKD	1,000	130,865
Comcast Corp., Gtd. Notes	0.750	02/20/32	EUR	100	119,578
Danaher Corp., Sr. Unsec’d. Notes	2.100	09/30/26	EUR	100	129,815
DH Europe Finance II Sarl, Gtd. Notes	0.200	03/18/26	EUR	200	234,626
Diamond BC BV, Sr. Unsec’d. Notes	5.625	08/15/25	EUR	125	142,891
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	300	363,522
Fidelity National Information Services, Inc.,
Gtd. Notes	1.100	07/15/24	EUR	100	122,008
Sr. Unsec’d. Notes	0.625	12/03/25	EUR	100	119,627
Sr. Unsec’d. Notes	1.500	05/21/27	EUR	100	125,695
Fiserv, Inc.,
Sr. Unsec’d. Notes	0.375	07/01/23	EUR	100	118,563
Sr. Unsec’d. Notes	2.250	07/01/25	GBP	100	138,882
Honeywell International, Inc.,
Sr. Unsec’d. Notes	— (p)	03/10/24	EUR	200	234,403
Sr. Unsec’d. Notes	0.750	03/10/32	EUR	100	118,017

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
United States (cont’d.)

JPMorgan Chase Bank, N.A., Sr. Unsec’d. Notes	4.762%(s)	03/17/48	ITL	100,000	$ 16,773
Kraft Heinz Foods Co., Gtd. Notes	2.250	05/25/28	EUR	100	118,297
Marsh & McLennan Cos., Inc., Sr. Unsec’d. Notes	1.349	09/21/26	EUR	100	124,238
Medtronic Global Holdings SCA,
Gtd. Notes	1.000	07/02/31	EUR	100	124,890
Gtd. Notes	1.125	03/07/27	EUR	100	124,961

Morgan Guaranty Trust Co., Sr. Unsec’d. Notes	1.388 (s)	01/21/27	ITL	50,000	28,572
Morgan Stanley,
Sr. Unsec’d. Notes, EMTN	0.637 (ff)	07/26/24	EUR	100	119,000
Sr. Unsec’d. Notes, GMTN	1.000	12/02/22	EUR	100	120,240

PerkinElmer, Inc., Sr. Unsec’d. Notes	0.600	04/09/21	EUR	100	117,603
Refinitiv US Holdings, Inc., Sr. Unsec’d. Notes	6.875	11/15/26	EUR	100	126,294
Spectrum Brands, Inc., Gtd. Notes	4.000	10/01/26	EUR	100	116,281
Stryker Corp., Sr. Unsec’d. Notes	2.625	11/30/30	EUR	100	138,205
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	0.500	03/01/28	EUR	100	118,593
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.250	04/08/30	EUR	100	124,851
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	1.414	12/13/22	EUR	100	119,021
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	100	127,084
					4,880,886

Total Corporate Bonds (cost $13,148,435)					13,809,997
Residential Mortgage-Backed Securities 1.5%
Bermuda 0.1%
Bellemeade Re Ltd., Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	1.772 (c)	04/25/28		62	61,737

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
United Kingdom 0.3%
Paragon Mortgages PLC, Series 10X, Class B1A, 3 Month GBP LIBOR + 0.540% (Cap N/A, Floor 0.000%)	0.733%(c)	06/15/41	GBP	92	$ 112,570
United States 1.1%
CIM Trust, Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	2.171 (c)	01/25/57		47	47,237
Credit Suisse Mortgage Trust, Series 2020-WL01, Class A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)^	1.572 (c)	12/25/59		211	208,818
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	3.858	09/25/59		93	93,020
Series 2020-GS01, Class A1, 144A	2.882	10/25/59		97	96,049

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	1.671 (c)	04/01/24		78	77,350
					522,474

Total Residential Mortgage-Backed Securities (cost $694,333)					696,781
Sovereign Bonds 56.7%
Argentina 0.6%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	7.820	12/31/33	EUR	516	287,069
Australia 0.3%
Treasury Corp. of Victoria, Local Gov’t. Gtd. Notes	2.250	11/20/34	AUD	200	150,250
Belgium 0.3%
Kingdom of Belgium Government Bond, Sr. Unsec’d. Notes, Series 88, 144A	1.700	06/22/50	EUR	90	141,333
Brazil 2.0%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		66	66,803

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Brazil (cont’d.)
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333%	02/15/28		520	$ 533,000
Brazilian Government International Bond, Sr. Unsec’d. Notes	2.875	04/01/21	EUR	300	357,388
					957,191
Bulgaria 0.4%
Bulgaria Government International Bond, Sr. Unsec’d. Notes, GMTN	3.125	03/26/35	EUR	115	173,564
Canada 0.8%
City of Montreal Canada, Unsec’d. Notes	4.250	12/01/32	CAD	200	192,320
Province of Nova Scotia Canada, Unsec’d. Notes	3.450	06/01/45	CAD	100	96,183
Province of Saskatchewan Canada, Unsec’d. Notes	2.750	12/02/46	CAD	100	85,492
					373,995
China 3.7%
China Government Bond,
Sr. Unsec’d. Notes	3.310	11/30/25	CNH	1,000	149,178
Sr. Unsec’d. Notes	3.480	06/29/27	CNH	3,000	452,518
Sr. Unsec’d. Notes	3.900	07/04/36	CNH	1,000	154,547

Export-Import Bank of China (The), Sr. Unsec’d. Notes	4.400	05/14/24	CNH	6,000	909,483
People’s Bank of China, Sr. Unsec’d. Notes	2.900	11/11/20	CNH	500	71,643
					1,737,369
Colombia 1.7%
Colombia Government International Bond, Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	600	784,583
Croatia 0.6%
Croatia Government International Bond, Sr. Unsec’d. Notes	2.700	06/15/28	EUR	200	270,928

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Cyprus 3.4%
Cyprus Government International Bond,
Sr. Unsec’d. Notes, EMTN	2.375%	09/25/28	EUR	200	$ 265,736
Sr. Unsec’d. Notes, EMTN	2.750	02/26/34	EUR	200	280,734
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	500	651,687
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	300	424,588
					1,622,745
Germany 0.8%
Bundesrepublik Deutschland Bundesanleihe,
Bonds	— (p)	08/15/29	EUR	200	248,551
Bonds	1.000	08/15/25(k)	EUR	95	121,981
					370,532
Greece 4.3%
Hellenic Republic Government Bond,
Bonds	3.650 (cc)	02/24/23	EUR	150	191,713
Bonds	3.650 (cc)	02/24/24	EUR	75	98,777
Bonds	3.650 (cc)	02/24/25	EUR	85	113,622
Bonds	3.650 (cc)	02/24/26	EUR	85	116,974
Bonds	3.650 (cc)	02/24/27	EUR	195	270,111
Bonds	3.650 (cc)	02/24/28	EUR	177	251,216
Bonds	3.650 (cc)	02/24/29	EUR	50	70,982
Bonds	3.650 (cc)	02/24/30	EUR	200	290,804
Bonds	3.650 (cc)	02/24/31	EUR	140	205,774
Bonds	3.650 (cc)	02/24/42	EUR	5	8,278
Bonds	4.200	01/30/42	EUR	190	333,725

Hellenic Republic Government International Bond, Sr. Unsec’d. Notes	5.200	07/17/34	EUR	60	100,321
					2,052,297
Hungary 0.2%
Hungary Government Bond, Bonds, Series 28/A	6.750	10/22/28	HUF	10,000	46,992
Hungary Government International Bond, Sr. Unsec’d. Notes	4.300	12/19/21	CNH	200	28,749
					75,741

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia 2.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	0.900%	02/14/27	EUR	100	$ 114,301
Sr. Unsec’d. Notes	1.400	10/30/31	EUR	100	114,009
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	100	118,866
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	200	241,820
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	140	172,334
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	100	123,861
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	273,740
					1,158,931
Ireland 0.5%
Ireland Government Bond, Bonds	2.400	05/15/30	EUR	150	221,436
Israel 0.7%
Israel Government International Bond,
Sr. Unsec’d. Notes	2.750	07/03/30		200	221,716
Sr. Unsec’d. Notes, EMTN	1.500	01/18/27	EUR	100	126,711
					348,427
Italy 7.3%
Italy Buoni Poliennali Del Tesoro,
Bonds, 144A	2.800	03/01/67	EUR	150	208,755
Sr. Unsec’d. Notes, 144A	1.450	03/01/36	EUR	145	171,370
Sr. Unsec’d. Notes, 144A	3.350	03/01/35	EUR	690	1,019,787

Italy Certificati di Credito del Tesoro, Bonds, Series EU, 6 Month EURIBOR + 0.550%	0.103 (c)	09/15/25	EUR	130	149,792
Repubic of Italy Government International Bond Strips Coupon, Sr. Unsec’d. Notes	1.737 (s)	02/20/31	EUR	35	35,665
Republic of Italy Government International Bond,
Sr. Unsec’d. Notes	2.875	10/17/29		200	203,503
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	50	94,208
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	205	339,181
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	875	1,215,151
					3,437,412

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan 0.3%
Japan Government Thirty Year Bond, Bonds, Series 63	0.400%	06/20/49	JPY	6,000	$ 54,950
Japan Government Twenty Year Bond, Bonds, Series 165	0.500	06/20/38	JPY	8,000	77,724
					132,674
Kazakhstan 0.3%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, 144A, MTN	2.375	11/09/28	EUR	115	146,709
Mexico 1.4%
Mexico Government International Bond,
Sr. Unsec’d. Notes	2.875	04/08/39	EUR	100	114,850
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	300	347,630
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	185	223,163
					685,643
New Zealand 0.2%
New Zealand Local Government Funding Agency Bond, Local Gov’t. Gtd. Notes	3.500	04/14/33	NZD	100	81,128
Peru 1.3%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	2.392	01/23/26		55	58,534
Sr. Unsec’d. Notes	2.750	01/30/26	EUR	100	130,355
Sr. Unsec’d. Notes	3.750	03/01/30	EUR	300	432,842
					621,731
Philippines 0.2%
Philippine Government International Bond, Sr. Unsec’d. Notes, EMTN	0.875	05/17/27	EUR	100	117,239
Portugal 4.8%
Portugal Government International Bond, Sr. Unsec’d. Notes	4.090	06/03/22	CNH	600	85,965
Portugal Obrigacoes do Tesouro OT,
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	755	1,188,462

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Portugal (cont’d.)
Portugal Obrigacoes do Tesouro OT, (cont’d.)
Sr. Unsec’d. Notes, 144A	4.100%	04/15/37	EUR	380	$ 682,873
Sr. Unsec’d. Notes, 144A	4.100	02/15/45	EUR	150	291,425
					2,248,725
Qatar 0.5%
Qatar Government International Bond, Sr. Unsec’d. Notes, 144A	3.400	04/16/25		200	220,762
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes, 144A, MTN	2.500	02/08/30	EUR	100	119,968
Sr. Unsec’d. Notes, EMTN	3.500	04/03/34	EUR	50	63,108
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	100	130,790
Unsec’d. Notes, 144A, MTN	2.124	07/16/31	EUR	40	45,970
					359,836
Russia 0.6%
Russian Federal Bond - OFZ, Bonds, Series 6224	6.900	05/23/29	RUB	3,000	43,643
Russian Foreign Bond - Eurobond, Sr. Unsec’d. Notes	2.875	12/04/25	EUR	200	257,478
					301,121
Saudi Arabia 0.3%
Saudi Government International Bond, Sr. Unsec’d. Notes, 144A	2.000	07/09/39	EUR	125	156,815
Senegal 0.2%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	113,359
Serbia 0.5%
Serbia International Bond, Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	200	225,621

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
South Africa 0.3%
Republic of South Africa Government Bond,
Sr. Unsec’d. Notes, Series 2030	8.000%	01/31/30	ZAR	1,500	$ 80,981
Sr. Unsec’d. Notes, Series 2040	9.000	01/31/40	ZAR	1,000	47,615
					128,596
South Korea 0.3%
Export-Import Bank of Korea,
Sr. Unsec’d. Notes, 144A, MTN	8.000	05/15/24	IDR	600,000	41,949
Sr. Unsec’d. Notes, MTN	3.500	07/28/21	NZD	150	101,777
					143,726
Spain 8.0%
Instituto de Credito Oficial, Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	115,740
Spain Government Bond,
Bonds, 144A	5.150	10/31/28	EUR	185	307,214
Sr. Unsec’d. Notes, 144A	0.500	04/30/30	EUR	25	30,112
Sr. Unsec’d. Notes, 144A	1.400	04/30/28	EUR	70	90,828
Sr. Unsec’d. Notes, 144A	1.450	10/31/27	EUR	265	343,710
Sr. Unsec’d. Notes, 144A	1.450	04/30/29(k)	EUR	120	156,805
Sr. Unsec’d. Notes, 144A	1.850	07/30/35(k)	EUR	325	448,964
Sr. Unsec’d. Notes, 144A	4.650	07/30/25(k)	EUR	870	1,274,048

Spain Government International Bond, Sr. Unsec’d. Notes, EMTN	5.250	04/06/29	GBP	615	1,041,004
					3,808,425
Turkey 0.7%
Turkey Government International Bond,
Sr. Unsec’d. Notes	5.200	02/16/26	EUR	200	229,102
Sr. Unsec’d. Notes, EMTN	3.250	06/14/25	EUR	100	107,500
					336,602
Ukraine 1.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	6.750	06/20/26	EUR	500	592,003
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	100	98,948
					690,951

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
United Kingdom 4.5%
Transport for London, Sr. Unsec’d. Notes, EMTN	3.875%	07/23/42	GBP	100	$ 189,337
United Kingdom Gilt,
Bonds	3.250	01/22/44	GBP	50	102,894
Bonds	4.250	03/07/36(k)	GBP	800	1,650,071
Bonds	4.500	12/07/42(k)	GBP	80	190,171
					2,132,473

Total Sovereign Bonds (cost $24,442,045)					26,815,939
U.S. Government Agency Obligations 0.4%
Indonesia Government USAID Bond Gov’t. Gtd. Notes	8.900	06/01/21	USD	5	5,226
Tennessee Valley Authority Sr. Unsec’d. Notes	5.625	06/07/32	GBP	100	198,814

Total U.S. Government Agency Obligations (cost $191,807)					204,040

Total Long-Term Investments (cost $42,683,345)					45,586,975

	Shares
Short-Term Investment 2.7%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,299,766)(w)	1,299,766	1,299,766

TOTAL INVESTMENTS 99.1% (cost $43,983,111)		46,886,741
Other assets in excess of liabilities(z) 0.9%		409,735

Net Assets 100.0%		$ 47,296,476

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
ITL—Italian Lira
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
BBR—New Zealand Bank Bill Rate
BBSW—Australian Bank Bill Swap Reference Rate
BIBOR—Bangkok Interbank Offered Rate
BROIS—Brazil Overnight Index Swap
BUBOR—Budapest Interbank Offered Rate
CLO—Collateralized Loan Obligation
CLOIS—Sinacofi Chile Interbank Rate Average
COOIS—Colombia Overnight Interbank Reference Rate
CPI—Consumer Price Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
HIBOR—Hong Kong Interbank Offered Rate
HICP—Harmonised Index of Consumer Prices
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
KLIBOR—Kuala Lumpur Interbank Offered Rate
KWCDC—Korean Won Certificate of Deposit
LIBOR—London Interbank Offered Rate

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
LP—Limited Partnership
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
NIBOR—Norwegian Interbank Offered Rate
OAT—Obligations Assimilables du Tresor
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRIBOR—Prague Interbank Offered Rate
Q—Quarterly payment frequency for swaps
S—Semiannual payment frequency for swaps
SIBOR—Singapore Interbank Offered Rate
SONIA—Sterling Overnight Index Average
STIBOR—Stockholm Interbank Offered Rate
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TELBOR—Tel Aviv Interbank Offered Rate
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap
WIBOR—Warsaw Interbank Offered Rate

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $210,185 and 0.4% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of July 31, 2020.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	10 Year Canadian Government Bonds	Sep. 2020	$ 115,495	$ 1,051
1	10 Year U.K. Gilt	Sep. 2020	181,362	1,790
1	10 Year U.S. Ultra Treasury Notes	Sep. 2020	159,250	1,871
6	20 Year U.S. Treasury Bonds	Sep. 2020	1,093,688	12,172
3	30 Year Euro Buxl	Sep. 2020	794,551	21,601

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Futures contracts outstanding at July 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
18	30 Year U.S. Ultra Treasury Bonds	Sep. 2020	$ 4,098,375	$ 153,932
1	Euro-OAT	Sep. 2020	198,779	4,770
				197,187
Short Positions:
86	2 Year U.S. Treasury Notes	Sep. 2020	19,004,656	(18,288)
52	5 Year Euro-Bobl	Sep. 2020	8,283,910	(55,045)
9	5 Year U.S. Treasury Notes	Sep. 2020	1,135,125	(6,912)
22	10 Year Euro-Bund	Sep. 2020	4,600,413	(66,032)
26	10 Year U.S. Treasury Notes	Sep. 2020	3,642,031	(24,515)
39	Euro Schatz Index	Sep. 2020	5,153,096	(4,499)
				(175,291)
				$ 21,896
Forward foreign currency exchange contracts outstanding at July 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	132	$ 24,193	$ 25,208	$ 1,015	$ —
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	67	12,600	12,902	302	—
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	1,208	229,990	231,556	1,566	—
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	73	14,050	13,946	—	(104)
British Pound,
Expiring 08/04/20	Citibank, N.A.	GBP	2,596	3,338,033	3,397,808	59,775	—
Canadian Dollar,
Expiring 10/20/20	JPMorgan Chase Bank, N.A.	CAD	261	192,091	194,667	2,576	—
Chilean Peso,
Expiring 09/16/20	Citibank, N.A.	CLP	167,102	215,894	220,823	4,929	—
Expiring 09/16/20	Citibank, N.A.	CLP	19,672	24,177	25,997	1,820	—
Chinese Renminbi,
Expiring 08/07/20	BNP Paribas S.A.	CNH	319	44,419	45,683	1,264	—
Expiring 08/07/20	Goldman Sachs International	CNH	1,051	146,945	150,300	3,355	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	986	138,000	140,948	2,948	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	344	49,100	49,247	147	—
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	339	47,907	48,507	600	—
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	341	48,249	48,792	543	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 11/06/20	JPMorgan Chase Bank, N.A.	CNH	218	$ 31,080	$ 31,013	$ —	$ (67)
Expiring 05/14/21	Citibank, N.A.	CNH	961	137,666	135,172	—	(2,494)
Czech Koruna,
Expiring 10/19/20	Goldman Sachs International	CZK	1,501	63,449	67,417	3,968	—
Euro,
Expiring 08/04/20	Bank of America, N.A.	EUR	9,998	11,730,696	11,778,038	47,342	—
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	EUR	9,998	11,735,775	11,778,038	42,263	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	30	35,350	35,333	—	(17)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	22	24,584	25,443	859	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	21	24,977	24,853	—	(124)
Indian Rupee,
Expiring 09/16/20	Citibank, N.A.	INR	1,844	24,193	24,488	295	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	INR	1,142	14,997	15,163	166	—
Indonesian Rupiah,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	378,623	25,091	25,527	436	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	IDR	358,412	24,574	24,165	—	(409)
Expiring 09/16/20	The Toronto-Dominion Bank	IDR	750,718	49,690	50,614	924	—
Japanese Yen,
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	7,437	70,764	70,329	—	(435)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	2,646	25,023	25,018	—	(5)
Mexican Peso,
Expiring 09/17/20	HSBC Bank USA, N.A.	MXN	2,198	99,599	98,143	—	(1,456)
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	556	24,205	24,848	643	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	531	23,300	23,692	392	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	534	24,064	23,853	—	(211)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	523	23,963	23,336	—	(627)
New Taiwanese Dollar,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	TWD	584	19,932	20,007	75	—
Peruvian Nuevo Sol,
Expiring 09/16/20	Goldman Sachs International	PEN	90	26,300	25,467	—	(833)
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	3,818	75,948	77,515	1,567	—
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	5,847	116,924	118,725	1,801	—
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	1,794	25,737	24,025	—	(1,712)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	RUB	1,677	$ 24,063	$ 22,459	$ —	$ (1,604)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	9,163	127,393	122,735	—	(4,658)
Expiring 09/16/20	Morgan Stanley & Co. International PLC	RUB	9,163	129,987	122,735	—	(7,252)
Singapore Dollar,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	69	50,046	50,389	343	—
South Korean Won,
Expiring 09/16/20	Citibank, N.A.	KRW	29,063	24,053	24,324	271	—
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	57,846	47,926	48,414	488	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	57,560	47,926	48,175	249	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	35,452	29,708	29,672	—	(36)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	KRW	29,039	24,177	24,304	127	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	KRW	29,075	24,392	24,334	—	(58)
Thai Baht,
Expiring 09/16/20	Barclays Bank PLC	THB	277	8,800	8,896	96	—
Expiring 09/16/20	HSBC Bank USA, N.A.	THB	1,578	50,035	50,601	566	—
Turkish Lira,
Expiring 09/16/20	Citibank, N.A.	TRY	2,032	293,000	280,669	—	(12,331)
				$29,885,035	$30,034,313	183,711	(34,433)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/20/20	HSBC Bank USA, N.A.	AUD	1,078	$ 749,043	$ 770,445	$ —	$ (21,402)
Brazilian Real,
Expiring 08/04/20	Citibank, N.A.	BRL	129	24,177	24,637	—	(460)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	BRL	129	24,259	24,731	—	(472)
Expiring 08/04/20	Morgan Stanley & Co. International PLC	BRL	1,149	218,687	220,298	—	(1,611)
Expiring 09/02/20	Morgan Stanley & Co. International PLC	BRL	1,208	229,730	231,267	—	(1,537)
British Pound,
Expiring 08/04/20	Deutsche Bank AG	GBP	2,596	3,243,634	3,397,808	—	(154,174)
Expiring 09/02/20	Citibank, N.A.	GBP	2,596	3,338,631	3,398,342	—	(59,711)
Expiring 10/19/20	Barclays Bank PLC	GBP	338	427,525	442,016	—	(14,491)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/19/20	Citibank, N.A.	GBP	183	$ 237,383	$ 239,486	$ —	$ (2,103)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	675	854,791	884,030	—	(29,239)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	GBP	28	36,690	36,592	98	—
Expiring 10/19/20	The Toronto-Dominion Bank	GBP	338	425,703	442,016	—	(16,313)
Canadian Dollar,
Expiring 10/20/20	Citibank, N.A.	CAD	1,502	1,112,903	1,121,206	—	(8,303)
Expiring 10/20/20	The Toronto-Dominion Bank	CAD	37	27,534	27,536	—	(2)
Chilean Peso,
Expiring 09/16/20	Barclays Bank PLC	CLP	18,913	24,977	24,993	—	(16)
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	CLP	392,097	481,159	518,150	—	(36,991)
Chinese Renminbi,
Expiring 08/07/20	Citibank, N.A.	CNH	11,246	1,576,026	1,608,050	—	(32,024)
Expiring 08/07/20	Goldman Sachs International	CNH	344	47,800	49,123	—	(1,323)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	4,272	602,405	610,814	—	(8,409)
Expiring 08/07/20	HSBC Bank USA, N.A.	CNH	969	135,908	138,605	—	(2,697)
Expiring 08/07/20	JPMorgan Chase Bank, N.A.	CNH	622	87,000	88,976	—	(1,976)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	961	137,889	135,172	2,717	—
Colombian Peso,
Expiring 09/16/20	BNP Paribas S.A.	COP	179,798	50,188	47,993	2,195	—
Expiring 09/16/20	Citibank, N.A.	COP	91,691	24,193	24,475	—	(282)
Expiring 09/16/20	Goldman Sachs International	COP	180,214	50,233	48,104	2,129	—
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	COP	171,149	47,508	45,684	1,824	—
Euro,
Expiring 08/04/20	Bank of America, N.A.	EUR	9,998	11,231,379	11,778,037	—	(546,658)
Expiring 08/04/20	JPMorgan Chase Bank, N.A.	EUR	9,998	11,210,283	11,778,037	—	(567,754)
Expiring 09/02/20	Bank of America, N.A.	EUR	9,998	11,737,994	11,785,291	—	(47,297)
Expiring 09/02/20	JPMorgan Chase Bank, N.A.	EUR	9,998	11,743,123	11,785,291	—	(42,168)
Expiring 10/19/20	BNP Paribas S.A.	EUR	2,628	2,984,974	3,101,078	—	(116,104)
Expiring 10/19/20	Citibank, N.A.	EUR	219	252,100	258,333	—	(6,233)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/19/20	Goldman Sachs International	EUR	225	$ 256,880	$ 264,930	$ —	$ (8,050)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	219	259,119	258,150	969	—
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	EUR	22	24,626	25,458	—	(832)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	2,566	2,902,348	3,027,535	—	(125,187)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	332	377,658	391,279	—	(13,621)
Expiring 10/19/20	Morgan Stanley & Co. International PLC	EUR	190	221,750	224,612	—	(2,862)
Hong Kong Dollar,
Expiring 08/07/20	Goldman Sachs International	HKD	1,026	132,340	132,432	—	(92)
Hungarian Forint,
Expiring 10/19/20	Citibank, N.A.	HUF	54,500	174,087	186,319	—	(12,232)
Indian Rupee,
Expiring 09/16/20	Morgan Stanley & Co. International PLC	INR	1,044	13,600	13,858	—	(258)
Indonesian Rupiah,
Expiring 09/16/20	Citibank, N.A.	IDR	2,052,729	142,205	138,397	3,808	—
Expiring 09/16/20	Citibank, N.A.	IDR	1,590,708	111,911	107,247	4,664	—
Israeli Shekel,
Expiring 09/16/20	Barclays Bank PLC	ILS	248	71,950	72,945	—	(995)
Japanese Yen,
Expiring 10/19/20	Bank of America, N.A.	JPY	55,696	521,868	526,674	—	(4,806)
Expiring 10/19/20	JPMorgan Chase Bank, N.A.	JPY	7,418	70,699	70,147	552	—
Expiring 10/19/20	The Toronto-Dominion Bank	JPY	3,532	33,440	33,402	38	—
Malaysian Ringgit,
Expiring 09/17/20	Barclays Bank PLC	MYR	94	22,089	22,225	—	(136)
Mexican Peso,
Expiring 09/17/20	Barclays Bank PLC	MXN	1,834	84,005	81,903	2,102	—
Expiring 09/17/20	JPMorgan Chase Bank, N.A.	MXN	559	24,977	24,973	4	—
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	555	24,177	24,782	—	(605)
Expiring 09/17/20	Morgan Stanley & Co. International PLC	MXN	544	23,300	24,276	—	(976)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/20/20	The Toronto-Dominion Bank	NZD	409	$ 269,376	$ 271,354	$ —	$ (1,978)
Peruvian Nuevo Sol,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	PEN	87	25,241	24,686	555	—
Philippine Peso,
Expiring 09/16/20	Citibank, N.A.	PHP	3,713	73,036	75,391	—	(2,355)
Expiring 09/16/20	Citibank, N.A.	PHP	2,031	40,473	41,230	—	(757)
Expiring 09/16/20	HSBC Bank USA, N.A.	PHP	3,969	78,275	80,588	—	(2,313)
Polish Zloty,
Expiring 10/19/20	Citibank, N.A.	PLN	132	35,350	35,351	—	(1)
Russian Ruble,
Expiring 09/16/20	Barclays Bank PLC	RUB	1,653	23,300	22,138	1,162	—
Expiring 09/16/20	Citibank, N.A.	RUB	17,992	256,805	240,996	15,809	—
Singapore Dollar,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	SGD	35	24,918	25,191	—	(273)
South African Rand,
Expiring 09/16/20	Barclays Bank PLC	ZAR	4,777	281,275	278,050	3,225	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	403	24,064	23,455	609	—
Expiring 09/16/20	Morgan Stanley & Co. International PLC	ZAR	233	13,458	13,568	—	(110)
South Korean Won,
Expiring 09/16/20	HSBC Bank USA, N.A.	KRW	51,095	42,638	42,764	—	(126)
Swedish Krona,
Expiring 10/19/20	Barclays Bank PLC	SEK	1,538	166,788	175,334	—	(8,546)
Swiss Franc,
Expiring 10/19/20	Morgan Stanley & Co. International PLC	CHF	216	231,127	237,102	—	(5,975)
Thai Baht,
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	THB	725	23,270	23,233	37	—
Turkish Lira,
Expiring 08/12/20	Barclays Bank PLC	TRY	169	24,047	23,836	211	—
Expiring 09/16/20	Barclays Bank PLC	TRY	902	129,294	124,544	4,750	—
Expiring 09/16/20	Barclays Bank PLC	TRY	427	60,000	59,031	969	—
Expiring 09/16/20	Barclays Bank PLC	TRY	389	55,000	53,694	1,306	—

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/16/20	Barclays Bank PLC	TRY	355	$ 50,000	$ 48,972	$ 1,028	$ —
Expiring 09/16/20	JPMorgan Chase Bank, N.A.	TRY	376	53,950	51,939	2,011	—
				$70,850,543	$72,710,607	52,772	(1,912,836)
						$236,483	$(1,947,269)
Cross currency exchange contracts outstanding at July 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/20	Buy	CZK	571	EUR	22	$127	$—	HSBC Bank USA, N.A.
Credit default swap agreements outstanding at July 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federal Republic of Brazil	12/20/22	1.000%(Q)	600	1.437%	$ (5,555)	$ (493)	$ (5,062)	Citibank, N.A.
Government of Malaysia	12/20/22	1.000%(Q)	120	0.278%	2,216	(99)	2,315	Citibank, N.A.
People’s Republic of China	12/20/22	1.000%(Q)	400	0.172%	8,415	(329)	8,744	Citibank, N.A.
Republic of Chile	12/20/22	1.000%(Q)	120	0.321%	2,092	(99)	2,191	Citibank, N.A.
Republic of Colombia	12/20/22	1.000%(Q)	160	0.686%	1,381	(132)	1,513	Citibank, N.A.
Republic of Indonesia	12/20/22	1.000%(Q)	160	0.591%	1,742	(132)	1,874	Citibank, N.A.
Republic of Panama	12/20/22	1.000%(Q)	120	0.465%	1,674	(99)	1,773	Citibank, N.A.
Republic of Peru	12/20/22	1.000%(Q)	120	0.381%	1,918	(99)	2,017	Citibank, N.A.
Republic of Philippines	12/20/22	1.000%(Q)	120	0.270%	2,239	(99)	2,338	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa	12/20/22	1.000%(Q)	360	2.465%	$(11,905)	$ (296)	$(11,609)	Citibank, N.A.
Republic of Turkey	12/20/22	1.000%(Q)	600	5.372%	(57,769)	(493)	(57,276)	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	360	0.614%	3,728	(296)	4,024	Citibank, N.A.
United Mexican States	12/20/22	1.000%(Q)	520	0.823%	2,771	(427)	3,198	Citibank, N.A.
					$(47,053)	$(3,093)	$(43,960)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Buy Protection(1)**:
CDX.EM.28.V3	12/20/22	1.000%(Q)	3,760	$44,423	$(850)	$45,273	Citibank, N.A.
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s) . Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
ACAS CLO Ltd.	08/26/20	0.500%(M)	17	0.500%	$ 7	$ —	$ 7	Goldman Sachs International
Alcentra CLO	08/26/20	1.000%(M)	6	*	5	—	5	Goldman Sachs International
Alcentra CLO	08/26/20	0.500%(M)	4	*	2	—	2	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
AMMC CLO Ltd.	08/26/20	0.500%(M)	1	0.500%	$ —	$ —	$ —	Goldman Sachs International
AXA CLO	08/26/20	1.000%(M)	5	1.000%	4	—	4	Goldman Sachs International
BAIN CLO	08/26/20	0.500%(M)	24	*	10	—	10	Goldman Sachs International
Bardin Hill CLO	08/26/20	0.500%(M)	15	0.500%	6	—	6	Goldman Sachs International
Bardin Hill CLO	08/26/20	1.000%(M)	5	*	4	—	4	Goldman Sachs International
BlueMountain CLO	08/26/20	0.500%(M)	2	0.500%	1	—	1	Goldman Sachs International
Canyon CLO	08/26/20	0.500%(M)	3	0.500%	1	—	1	Goldman Sachs International
Carlson CLO	08/26/20	1.000%(M)	5	1.000%	4	—	4	Goldman Sachs International
Carlyle CLO	08/26/20	0.500%(M)	7	*	3	—	3	Goldman Sachs International
Carlyle CLO	08/26/20	1.000%(M)	1	*	1	—	1	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	18	*	19	—	19	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	9	*	10	—	10	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	7	14.577%	8	—	8	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	08/28/20	1.250%(M)	6	*	$ 7	$ —	$ 7	Goldman Sachs International
COMM Mortgage Trust	08/28/20	1.250%(M)	6	*	7	—	7	Goldman Sachs International
Covenant	08/26/20	0.500%(M)	3	*	1	—	1	Goldman Sachs International
Crescent CLO	08/26/20	1.000%(M)	6	0.500%	5	—	5	Goldman Sachs International
CSAM CLO	08/26/20	0.500%(M)	7	*	3	—	3	Goldman Sachs International
DFG CLO	08/26/20	0.500%(M)	11	0.500%	5	—	5	Goldman Sachs International
DoubleLine	08/26/20	0.500%(M)	2	0.500%	1	—	1	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(M)	39	1.000%	32	—	32	Goldman Sachs International
Ellington CLO	08/26/20	1.000%(M)	28	1.000%	23	—	23	Goldman Sachs International
Fort Washington CLO	08/26/20	1.000%(M)	10	*	8	—	8	Goldman Sachs International
Garrison CLO	08/26/20	0.500%(M)	3	0.500%	1	—	1	Goldman Sachs International
GLG Silvermine CLO	08/26/20	0.500%(M)	9	0.500%	4	—	4	Goldman Sachs International
GS Mortgage Securities Trust	08/28/20	1.250%(M)	20	11.990%	21	—	21	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Guggenheim CLO	08/26/20	0.500%(M)	29	0.500%	$ 12	$ —	$ 12	Goldman Sachs International
HPS CLO	08/26/20	0.500%(M)	1	0.500%	—	—	—	Goldman Sachs International
ICG CLO	08/26/20	0.500%(M)	8	*	3	—	3	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/28/20	1.250%(M)	13	*	14	—	14	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	08/28/20	1.250%(M)	5	*	5	—	5	Goldman Sachs International
LCM CLO	08/26/20	1.000%(M)	5	0.500%	4	—	4	Goldman Sachs International
LCM CLO	08/26/20	1.000%(M)	3	*	3	—	3	Goldman Sachs International
Loomis Sayles & Co. LP	08/26/20	0.500%(M)	1	0.500%	1	—	1	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	9	*	7	—	7	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	6	*	5	—	5	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	5	*	4	—	4	Goldman Sachs International
MJX CLO	08/26/20	0.500%(M)	5	0.500%	2	—	2	Goldman Sachs International
MJX CLO	08/26/20	1.000%(M)	4	*	4	—	4	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Morgan Stanley BAML Trust	08/28/20	1.250%(M)	9	6.940%	$ 10	$ —	$ 10	Goldman Sachs International
Morgan Stanley Capital I Trust	08/28/20	1.250%(M)	8	*	9	—	9	Goldman Sachs International
Morgan Stanley Capital I Trust	08/28/20	1.250%(M)	5	*	6	—	6	Goldman Sachs International
Neuberger Berman CLO Ltd.	08/26/20	0.500%(M)	10	0.500%	4	—	4	Goldman Sachs International
Neuberger CLO	08/26/20	0.500%(M)	21	*	8	—	8	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(M)	11	1.000%	9	—	9	Goldman Sachs International
Och-Ziff CLO	08/26/20	1.000%(M)	9	1.000%	7	—	7	Goldman Sachs International
Octagon CLO	08/26/20	0.500%(M)	34	*	14	—	14	Goldman Sachs International
Octagon CLO	08/26/20	0.500%(M)	28	*	11	—	11	Goldman Sachs International
Octagon CLO	08/26/20	1.000%(M)	8	1.000%	6	—	6	Goldman Sachs International
ONEX CLO	08/26/20	0.500%(M)	11	*	5	—	5	Goldman Sachs International
Palmer Square CLO	08/26/20	1.000%(M)	1	1.000%	1	—	1	Goldman Sachs International
Palmer Square CLO	08/26/20	1.000%(M)	1	*	1	—	1	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Par-Four	08/26/20	0.500%(M)	41	*	$ 17	$ —	$ 17	Goldman Sachs International
Pretium	08/26/20	0.500%(M)	122	0.500%	49	—	49	Goldman Sachs International
Providence CLO	08/26/20	1.000%(M)	5	1.000%	4	—	4	Goldman Sachs International
Providence CLO	08/26/20	1.000%(M)	4	1.000%	3	—	3	Goldman Sachs International
RBS Commercial Mortgage Trust	08/28/20	1.250%(M)	2	*	3	—	3	Goldman Sachs International
Sallie Mae Bank	08/28/20	1.750%(M)	507	*	837	(24)	861	Goldman Sachs International
Saratoga CLO	08/26/20	0.500%(M)	107	*	43	—	43	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(M)	6	0.500%	3	—	3	Goldman Sachs International
Shenkman Capital	08/26/20	0.500%(M)	1	0.500%	—	—	—	Goldman Sachs International
Sound Point CLO Ltd.	08/26/20	1.000%(M)	8	*	7	—	7	Goldman Sachs International
Sound Point CLO Ltd.	08/26/20	1.000%(M)	6	*	5	—	5	Goldman Sachs International
Steele Creek	08/26/20	0.500%(M)	30	*	12	—	12	Goldman Sachs International
Steele Creek	08/26/20	0.500%(M)	11	*	4	—	4	Goldman Sachs International

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Symphony CLO	08/26/20	1.000%(M)	8	*	$ 6	$ —	$ 6	Goldman Sachs International
THL CLO	08/26/20	0.500%(M)	4	*	2	—	2	Goldman Sachs International
TPG CLO	08/26/20	0.500%(M)	56	*	23	—	23	Goldman Sachs International
Trimaran CLO	08/26/20	1.000%(M)	9	*	8	—	8	Goldman Sachs International
WellFleet CLO	08/26/20	0.500%(M)	1	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	26	*	28	—	28	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	6	*	6	—	6	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	08/28/20	1.250%(M)	5	*	5	—	5	Goldman Sachs International
					$1,423	$(24)	$1,447

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ (38)	$ 3,905	$(3,943)	Barclays Bank PLC
Kingdom of Spain	06/20/23	1.000%(Q)		100	(2,083)	(1,468)	(615)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	EUR	210	(808)	1,774	(2,582)	Barclays Bank PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	105	3,203	5,167	(1,964)	Barclays Bank PLC
					$ 274	$ 9,378	$(9,104)

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	100	2.725%	$ (2,231)	$ 754	$ (2,985)	Bank of America, N.A.
Commonwealth of Australia	12/20/24	1.000%(Q)	100	0.143%	3,899	2,364	1,535	Barclays Bank PLC
DP World PLC	12/20/24	1.000%(Q)	100	1.872%	(3,578)	412	(3,990)	Barclays Bank PLC
Federal Republic of Germany	06/20/25	0.250%(Q)	90	0.120%	600	216	384	Bank of America, N.A.
Generalitat de Cataluna	12/20/22	1.000%(Q)	110	2.370%	(3,351)	(7,541)	4,190	Citibank, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	830	0.459%	13,908	4,999	8,909	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.459%	1,676	899	777	Bank of America, N.A.
Kingdom of Spain	06/20/25	1.000%(Q)	60	0.673%	1,017	(564)	1,581	Bank of America, N.A.
Republic of France	06/20/25	0.250%(Q)	220	0.198%	623	(2,018)	2,641	JPMorgan Chase Bank, N.A.
Republic of France	06/20/25	0.250%(Q)	110	0.198%	311	(1,062)	1,373	Credit Suisse International
Republic of Hungary	06/20/22	1.000%(Q)	450	0.375%	5,840	(1,052)	6,892	Citibank, N.A.
Republic of Indonesia	06/20/23	1.000%(Q)	220	0.658%	2,415	(817)	3,232	Citibank, N.A.
Republic of Ireland	06/20/27	1.000%(Q)	100	0.323%	4,734	1,732	3,002	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	375	1.193%	(1,641)	(8,790)	7,149	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/23	1.000%(Q)	350	1.193%	(1,531)	(11,336)	9,805	Bank of America, N.A.
Republic of Kazakhstan	06/20/23	1.000%(Q)	115	0.761%	921	—	921	Citibank, N.A.
Republic of Panama	06/20/22	1.000%(Q)	100	0.352%	1,344	335	1,009	Citibank, N.A.
Republic of Portugal	12/20/23	1.000%(Q)	100	0.415%	2,096	(38)	2,134	Morgan Stanley & Co. International PLC
Republic of South Africa	12/20/23	1.000%(Q)	400	2.734%	(22,054)	(14,586)	(7,468)	Bank of America, N.A.
Republic of Turkey	06/20/23	1.000%(Q)	80	5.436%	(9,286)	(6,662)	(2,624)	BNP Paribas S.A.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Turkey	06/20/23	1.000%(Q)	40	5.436%	$ (4,643)	$ (3,178)	$ (1,465)	BNP Paribas S.A.
Republic of Ukraine	12/20/23	5.000%(Q)	100	5.465%	(862)	4,849	(5,711)	Deutsche Bank AG
Republic of Ukraine	06/20/25	5.000%(Q)	30	5.654%	(647)	(328)	(319)	Barclays Bank PLC
Russian Federation	12/20/20	1.000%(Q)	100	0.340%	371	306	65	Citibank, N.A.
Russian Federation	12/20/22	1.000%(Q)	50	0.614%	518	(63)	581	Citibank, N.A.
Russian Federation	06/20/23	1.000%(Q)	200	0.671%	2,124	(2,220)	4,344	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	150	0.671%	1,593	(1,396)	2,989	Morgan Stanley & Co. International PLC
Russian Federation	06/20/23	1.000%(Q)	60	0.671%	637	(656)	1,293	BNP Paribas S.A.
Russian Federation	12/20/26	1.000%(Q)	100	1.303%	(1,758)	(7,164)	5,406	Barclays Bank PLC
State of Illinois	12/20/22	1.000%(Q)	100	2.791%	(3,873)	(1,896)	(1,977)	Citibank, N.A.
State of Illinois	12/20/24	1.000%(Q)	100	3.022%	(7,489)	(4,358)	(3,131)	Goldman Sachs International
					$(18,317)	$(58,859)	$40,542

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.34.V1	06/20/30	1.000%(Q)	1,280	$15,574	$3,608	$(11,966)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.IG.34.V1	06/20/25	1.000%(Q)	2,350	0.692%	$ 25,906	$ 37,275	$ 11,369

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at July 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2020(4)	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2)(cont’d.):
iTraxx.EUR.33.V1	06/20/25	1.000%(Q)	EUR	6,050	0.605%	$ 7,204	$146,088	$138,884
iTraxx.XO.33.V1	06/20/25	5.000%(Q)	EUR	6,150	3.753%	123,441	431,343	307,902
						$156,551	$614,706	$458,155

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.Beijing 1Y 30% - 100%^	12/20/20	0.000%	299	*	$ (56)	$ (67)	$ 11	Citibank, N.A.
CDX.EM.27.V2	06/20/22	1.000%(Q)	470	1.419%	(3,171)	(7,619)	4,448	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	200	*	(1,174)	(1,075)	(99)	JPMorgan Securities LLC
					$(4,401)	$(8,761)	$4,360
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at July 31, 2020:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
IDR	2,000,000	8.22%(S)	138	6 Month LIBOR(S)	Citibank, N.A.	11/29/23	$17,396	$—	$17,396

Inflation swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	200	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	$—	$(9,969)	$(9,969)
EUR	200	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	9,257	9,257
					$—	$ (712)	$ (712)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	560	09/25/22	2.958%(S)	6 Month BBSW(2)(S)	$ —	$ 21,962	$ 21,962
AUD	380	11/27/28	2.847%(S)	6 Month BBSW(2)(S)	(5)	50,246	50,251
AUD	350	12/03/29	2.700%(S)	6 Month BBSW(2)(S)	32,277	46,217	13,940
AUD	150	05/09/32	3.140%(S)	6 Month BBSW(2)(S)	(3)	28,275	28,278
AUD	165	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(4)	30,604	30,608
BRL	287	01/02/25	6.540%(T)	1 Day BROIS(2)(T)	—	5,233	5,233
BRL	1,710	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	33,757	33,757
BRL	657	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	—	45,551	45,551
BRL	724	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	59,491	59,491
BRL	305	01/02/25	11.080%(T)	1 Day BROIS(2)(T)	—	28,992	28,992
BRL	98	01/02/25	12.090%(T)	1 Day BROIS(2)(T)	—	10,762	10,762
BRL	1,008	01/04/27	6.490%(T)	1 Day BROIS(2)(T)	—	12,008	12,008
BRL	1,027	01/04/27	6.493%(T)	1 Day BROIS(2)(T)	—	12,894	12,894
BRL	1,091	01/02/29	7.250%(T)	1 Day BROIS(2)(T)	—	23,600	23,600
CAD	620	04/05/22	1.445%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(10,763)	7,865	18,628
CAD	200	12/03/28	2.600%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	1,665	21,772	20,107
CAD	320	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(14,998)	40,085	55,083
CAD	50	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(1)	9,268	9,269
CAD	150	05/30/47	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(7,685)	26,032	33,717
CHF	210	04/03/28	0.410%(A)	6 Month CHF LIBOR(2)(S)	1,553	16,686	15,133
CHF	140	01/31/29	0.260%(A)	6 Month CHF LIBOR(2)(S)	—	9,559	9,559
CHF	80	04/03/33	0.687%(A)	6 Month CHF LIBOR(2)(S)	3,069	11,780	8,711
CLP	47,300	07/12/29	3.135%(S)	1 Day CLOIS(2)(S)	—	6,695	6,695
CLP	91,000	11/22/29	3.203%(S)	1 Day CLOIS(2)(S)	—	13,519	13,519
CLP	100,000	02/10/30	3.010%(S)	1 Day CLOIS(2)(S)	—	12,544	12,544
CNH	800	08/15/23	3.115%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(9)	2,489	2,498
CNH	800	03/13/24	2.945%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	1,846	1,847
CNH	1,400	04/01/24	2.923%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	3,020	3,020

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CNH	2,440	06/20/24	2.900%(Q)	7 Day China Fixing Repo Rates(2)(Q)	$ 2	$ 5,126	$ 5,124
CNH	2,300	09/03/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(3)	4,507	4,510
CNH	2,600	10/10/24	2.860%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(1)	4,798	4,799
CNH	1,780	11/01/24	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(6)	6,594	6,600
CNH	2,500	02/04/25	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)	—	1,161	1,161
CNH	3,900	03/06/25	2.425%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(14)	(3,219)	(3,205)
CNH	6,000	03/12/25	2.400%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(2)	(6,008)	(6,006)
CNH	2,880	06/01/25	1.973%(Q)	7 Day China Fixing Repo Rates(2)(Q)	2	(11,496)	(11,498)
COP	907,840	07/27/28	6.200%(Q)	1 Day COOIS(2)(Q)	9,379	40,060	30,681
CZK	6,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(11)	9,187	9,198
CZK	6,700	01/31/24	1.930%(A)	6 Month PRIBOR(1)(S)	—	(17,629)	(17,629)
CZK	12,700	03/31/24	0.710%(A)	6 Month PRIBOR(1)(S)	—	(1,432)	(1,432)
CZK	2,200	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	5,359	(3,126)	(8,485)
CZK	5,145	03/31/30	0.710%(A)	6 Month PRIBOR(2)(S)	—	(2,785)	(2,785)
EUR	620	05/11/22	(0.250)%(A)	1 Day EONIA(2)(A)	4,132	3,872	(260)
EUR	225	04/27/30	(0.016)%(A)	6 Month EURIBOR(2)(S)	—	5,732	5,732
EUR	1,335	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	(81,440)	182,388	263,828
EUR	35	05/05/39	0.044%(A)	6 Month EURIBOR(2)(S)	—	387	387
EUR	60	05/11/49	1.450%(A)	6 Month EURIBOR(2)(S)	1,665	31,764	30,099
GBP	125	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(1,930)	(6,702)	(4,772)
GBP	50	05/08/29	1.100%(A)	1 Day SONIA(2)(A)	2,653	6,264	3,611
GBP	125	05/08/46	1.250%(A)	1 Day SONIA(2)(A)	27,065	45,485	18,420
HKD	2,390	03/13/21	2.138%(Q)	3 Month HIBOR(2)(Q)	(1)	3,460	3,461
HKD	2,700	03/13/21	2.145%(Q)	3 Month HIBOR(2)(Q)	(1)	3,929	3,930
HKD	1,405	09/03/26	1.538%(Q)	3 Month HIBOR(1)(Q)	(8)	(10,140)	(10,132)
HUF	95,000	01/12/27	4.150%(A)	6 Month BUBOR(2)(S)	—	51,283	51,283

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
HUF	99,345	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	$ —	$ 42,190	$ 42,190
HUF	26,000	07/15/29	1.650%(A)	6 Month BUBOR(2)(S)	—	4,276	4,276
JPY	309,920	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(396)	(396)
JPY	76,810	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(59)	(59)
JPY	301,250	12/20/24	0.126%(S)	6 Month JPY LIBOR(2)(S)	(4,897)	22,972	27,869
JPY	46,500	07/04/28	0.282%(S)	6 Month JPY LIBOR(2)(S)	3,469	10,648	7,179
JPY	57,765	12/03/28	0.200%(S)	6 Month JPY LIBOR(2)(S)	4,528	9,872	5,344
JPY	180,000	12/22/36	0.641%(S)	6 Month JPY LIBOR(2)(S)	—	140,320	140,320
JPY	18,500	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	16,078	16,078
JPY	95,000	07/26/37	0.676%(S)	6 Month JPY LIBOR(2)(S)	—	80,442	80,442
JPY	9,150	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	9,096	9,096
JPY	8,000	12/03/38	0.600%(S)	6 Month JPY LIBOR(2)(S)	2,456	6,002	3,546
JPY	20,000	10/04/39	0.203%(S)	6 Month JPY LIBOR(2)(S)	—	831	831
JPY	30,000	12/03/39	0.650%(S)	6 Month JPY LIBOR(2)(S)	19,289	25,746	6,457
JPY	100,000	01/16/40	0.343%(S)	6 Month JPY LIBOR(2)(S)	—	28,894	28,894
JPY	35,000	02/06/40	0.223%(S)	6 Month JPY LIBOR(2)(S)	—	2,660	2,660
JPY	45,000	12/22/41	0.731%(S)	6 Month JPY LIBOR(2)(S)	—	47,749	47,749
JPY	6,200	04/07/42	0.803%(S)	6 Month JPY LIBOR(2)(S)	—	7,620	7,620
JPY	7,400	07/04/43	0.763%(S)	6 Month JPY LIBOR(2)(S)	—	8,636	8,636
JPY	25,000	11/24/47	0.888%(S)	6 Month JPY LIBOR(2)(S)	—	40,864	40,864
KRW	700,000	01/07/21	1.733%(Q)	3 Month KWCDC(2)(Q)	—	2,851	2,851
KRW	75,700	04/17/29	1.740%(Q)	3 Month KWCDC(2)(Q)	—	4,559	4,559
KRW	184,000	04/27/30	1.065%(Q)	3 Month KRW LIBOR(2)(Q)	—	2,328	2,328

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
MXN	2,080	06/11/27	7.210%(M)	28 Day Mexican Interbank Rate(2)(M)	$ 347	$ 11,364	$ 11,017
MXN	4,020	02/27/29	8.260%(M)	28 Day Mexican Interbank Rate(2)(M)	847	36,750	35,903
NOK	1,500	12/11/28	2.177%(A)	6 Month NIBOR(2)(S)	—	21,490	21,490
NOK	500	02/07/29	2.083%(A)	6 Month NIBOR(2)(S)	780	6,133	5,353
NZD	470	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	—	61,409	61,409
NZD	70	11/28/28	2.950%(S)	3 Month BBR(2)(Q)	1,639	9,565	7,926
NZD	90	07/22/29	1.768%(S)	3 Month BBR(2)(Q)	—	6,441	6,441
NZD	80	11/05/29	1.393%(S)	3 Month BBR(2)(Q)	—	4,111	4,111
PLN	1,120	08/24/23	2.390%(A)	6 Month WIBOR(2)(S)	—	23,327	23,327
PLN	935	11/13/23	2.570%(A)	6 Month WIBOR(2)(S)	—	22,449	22,449
PLN	500	04/11/24	2.020%(A)	6 Month WIBOR(2)(S)	—	8,641	8,641
PLN	1,300	06/21/24	1.750%(A)	6 Month WIBOR(2)(S)	—	19,184	19,184
PLN	1,000	01/10/27	3.030%(A)	6 Month WIBOR(2)(S)	—	45,734	45,734
PLN	620	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(30,992)	(30,992)
SEK	2,500	12/30/26	1.106%(A)	3 Month STIBOR(2)(Q)	—	19,198	19,198
SEK	300	07/11/28	1.141%(A)	3 Month STIBOR(2)(Q)	455	2,537	2,082
SEK	990	11/28/28	1.188%(A)	3 Month STIBOR(2)(Q)	—	9,832	9,832
SEK	1,000	06/20/29	0.550%(A)	3 Month STIBOR(2)(Q)	—	2,988	2,988
SEK	1,500	01/24/30	0.605%(A)	3 Month STIBOR(2)(Q)	—	5,716	5,716
SGD	380	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	(13,248)	(13,248)
SGD	135	03/19/24	2.025%(S)	6 Month SIBOR(2)(S)	—	5,850	5,850
SGD	200	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	20,330	20,330
SGD	90	02/14/29	2.285%(S)	6 Month SIBOR(2)(S)	—	8,961	8,961
THB	4,200	07/03/30	1.028%(S)	6 Month BIBOR(2)(S)	—	1,036	1,036
	1,140	03/16/21	0.109%(A)	1 Day USOIS(1)(A)	—	(566)	(566)
	1,162	06/09/21	0.395%(A)	1 Day USOIS(1)(A)	—	(4,129)	(4,129)
	1,700	09/12/21	0.260%(A)	1 Day USOIS(1)(A)	—	(5,536)	(5,536)
	1,155	03/10/22	0.330%(A)	1 Day USOIS(1)(A)	—	(7,012)	(7,012)
	1,160	05/29/22	0.014%(A)	1 Day USOIS(1)(A)	—	(161)	(161)
	183	11/15/45	0.508%(A)	1 Day USOIS(1)(A)	5,114	1,891	(3,223)
	100	05/20/50	0.691%(A)	1 Day USOIS(1)(A)	—	(3,789)	(3,789)
ZAR	10,560	03/13/21	7.180%(Q)	3 Month JIBAR(2)(Q)	(1)	16,020	16,021
ZAR	9,480	03/13/24	7.500%(Q)	3 Month JIBAR(1)(Q)	10	(59,747)	(59,757)
ZAR	2,035	06/30/27	8.015%(Q)	3 Month JIBAR(2)(Q)	(11)	14,607	14,618
ZAR	1,700	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(30)	14,426	14,456
ZAR	3,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	6	24,012	24,006
ZAR	2,820	03/13/29	8.055%(Q)	3 Month JIBAR(2)(Q)	(8)	17,144	17,152
ZAR	2,000	10/03/29	7.580%(Q)	3 Month JIBAR(2)(Q)	—	6,894	6,894
					$ 5,928	$1,773,251	$1,767,323

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CLP	85,000	11/15/27	4.130%(S)	1 Day CLOIS(2)(S)	$ 21,218	$ —	$ 21,218	Morgan Stanley & Co. International PLC
CLP	55,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	13,875	—	13,875	Morgan Stanley & Co. International PLC
CLP	19,100	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	4,772	—	4,772	Morgan Stanley & Co. International PLC
CLP	33,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	8,238	—	8,238	Morgan Stanley & Co. International PLC
CLP	23,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	6,176	—	6,176	Citibank, N.A.
CNH	500	04/02/26	3.120%(Q)	7 Day China Fixing Repo Rates(2)(Q)	1,882	(1)	1,883	Citibank, N.A.
COP	123,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	5,105	—	5,105	Morgan Stanley & Co. International PLC
COP	336,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	13,502	—	13,502	Morgan Stanley & Co. International PLC
COP	263,000	02/01/28	6.020%(Q)	1 Day COOIS(2)(Q)	11,363	—	11,363	Morgan Stanley & Co. International PLC
COP	118,000	07/12/29	5.165%(Q)	1 Day COOIS(2)(Q)	2,510	—	2,510	Morgan Stanley & Co. International PLC
ILS	1,150	01/12/27	1.975%(A)	3 Month TELBOR(2)(Q)	39,390	—	39,390	Citibank, N.A.
ILS	390	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	14,534	—	14,534	JPMorgan Chase Bank, N.A.
ILS	115	02/07/29	1.965%(A)	3 Month TELBOR(2)(Q)	4,515	—	4,515	JPMorgan Chase Bank, N.A.
ILS	450	04/24/30	0.710%(A)	3 Month TELBOR(2)(Q)	2,103	(4)	2,107	Goldman Sachs International
ILS	800	05/07/30	0.810%(A)	3 Month TELBOR(2)(Q)	5,902	—	5,902	Goldman Sachs International
KRW	850,000	01/06/27	1.800%(Q)	3 Month KWCDC(2)(Q)	42,601	(15)	42,616	Citibank, N.A.
MYR	1,000	11/27/23	3.900%(Q)	3 Month KLIBOR(2)(Q)	16,475	(2)	16,477	Citibank, N.A.

PGIM International Bond Fund
Schedule of Investments as of July 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
MYR	200	11/19/29	3.245%(Q)	3 Month KLIBOR(2)(Q)	$ 4,990	$ —	$ 4,990	Morgan Stanley & Co. International PLC
MYR	200	02/04/30	3.060%(Q)	3 Month KLIBOR(2)(Q)	4,255	—	4,255	Morgan Stanley & Co. International PLC
THB	20,000	08/08/20	1.840%(S)	6 Month BIBOR(2)(S)	1,981	—	1,981	Citibank, N.A.
THB	5,000	05/07/25	0.795%(S)	6 Month BIBOR(2)(S)	787	1	786	HSBC BANK USA, N.A.
THB	3,500	02/14/29	2.180%(S)	6 Month THBFIX(2)(S)	12,429	—	12,429	Citibank, N.A.
	100	05/20/50	0.910%(Q)	1 Week MUNIPSA(2)(Q)	5,112	—	5,112	Citibank, N.A.
ZAR	3,300	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(1,088)	(31)	(1,057)	Deutsche Bank AG
ZAR	3,100	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	5,330	26	5,304	Deutsche Bank AG
					$247,957	$(26)	$247,983

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).